                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    9

Portfolio of Investments...........   12

Statement of Assets and
  Liabilities......................   21

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   27

Notes to Financial Statements......   36

Approval of Investment Management
  Services Agreement...............   52

Proxy Voting.......................   55




--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined International Equity Fund (the Fund) Class A shares declined 5.84% (excluding sales charge) during the six month period ended April 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which fell 2.35%.

> The Fund also underperformed the Lipper International Large-Cap Core Funds
  Index, representing the Fund's peer group, which fell 4.55% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                            Since
                                                          inception
                                      6 months*   1 year   5/18/06
-------------------------------------------------------------------
RiverSource Disciplined
  International Equity Fund Class A
  (excluding sales charge)              -5.84%   -49.25%   -14.29%
-------------------------------------------------------------------
MSCI EAFE Index(1) (unmanaged)          -2.35%   -42.42%   -11.29%
-------------------------------------------------------------------
Lipper International Large-Cap Core
  Funds Index(2)                        -4.55%   -43.88%   -11.94%
-------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is

--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



    widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/18/06)              -5.84%   -49.25%   -14.29%
--------------------------------------------------------------------
Class B (inception 5/18/06)              -6.29%   -49.84%   -15.06%
--------------------------------------------------------------------
Class C (inception 5/18/06)              -6.24%   -49.77%   -15.03%
--------------------------------------------------------------------
Class I (inception 5/18/06)              -5.50%   -48.83%   -13.85%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)              -5.83%      N/A    -40.89%*
--------------------------------------------------------------------
Class R3 (inception 8/1/08)              -5.71%      N/A    -40.81%*
--------------------------------------------------------------------
Class R4 (inception 5/18/06)             -5.57%   -48.87%   -13.92%
--------------------------------------------------------------------
Class R5 (inception 8/1/08)              -5.56%      N/A    -40.62%*
--------------------------------------------------------------------
Class W (inception 12/1/06)              -5.77%   -49.13%   -20.33%
--------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)             -11.29%   -52.16%   -15.99%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -10.85%   -52.27%   -16.17%
--------------------------------------------------------------------
Class C (inception 5/18/06)              -7.14%   -50.25%   -15.03%
--------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AT MARCH 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/18/06)             -37.24%   -52.96%   -18.67%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -37.63%   -53.49%   -19.41%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -37.56%   -53.43%   -19.38%
--------------------------------------------------------------------
Class I (inception 5/18/06)             -36.86%   -52.51%   -18.22%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)             -37.00%      N/A    -48.43%*
--------------------------------------------------------------------
Class R3 (inception 8/1/08)             -36.91%      N/A    -48.36%*
--------------------------------------------------------------------
Class R4 (inception 5/18/06)            -36.93%   -52.56%   -18.30%
--------------------------------------------------------------------
Class R5 (inception 8/1/08)             -36.91%      N/A    -48.29%*
--------------------------------------------------------------------
Class W (inception 12/1/06)             -37.12%   -52.84%   -25.51%
--------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)             -40.85%   -55.66%   -20.33%
--------------------------------------------------------------------
Class B (inception 5/18/06)             -40.66%   -55.75%   -20.49%
--------------------------------------------------------------------
Class C (inception 5/18/06)             -38.17%   -53.88%   -19.38%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 * Not annualized.

** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                               Total fund
                              and acquired
                 Total fund  fund fees and
                expenses(a)   expenses(a)
------------------------------------------
Class A            1.40%         1.43%
------------------------------------------
Class B            2.18%         2.21%
------------------------------------------
Class C            2.17%         2.20%
------------------------------------------
Class I            0.90%         0.93%
------------------------------------------
Class R2           1.69%         1.72%
------------------------------------------
Class R3           1.44%         1.47%
------------------------------------------
Class R4           1.20%         1.23%
------------------------------------------
Class R5           0.94%         0.97%
------------------------------------------
Class W            1.35%         1.38%
------------------------------------------



(a) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "acquired fund fees and expenses," based on its investment in the acquired funds, is 0.03% for the year ended Oct. 31, 2008.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   7.3%
------------------------------------------------
Austria                                     0.3%
------------------------------------------------
Belgium                                     1.7%
------------------------------------------------
Bermuda                                      --%
------------------------------------------------
Denmark                                     0.9%
------------------------------------------------
Finland                                     1.2%
------------------------------------------------
France                                     10.6%
------------------------------------------------
Germany                                     6.2%
------------------------------------------------
Greece                                      0.2%
------------------------------------------------
Hong Kong                                   5.8%
------------------------------------------------
Ireland                                     1.1%
------------------------------------------------
Italy                                       4.4%
------------------------------------------------
Japan                                      18.6%
------------------------------------------------
Luxembourg                                  0.6%
------------------------------------------------
Netherlands                                 8.1%
------------------------------------------------
New Zealand                                 0.2%
------------------------------------------------
Norway                                      1.0%
------------------------------------------------
Singapore                                   0.7%
------------------------------------------------
Spain                                       4.3%
------------------------------------------------
Sweden                                      2.0%
------------------------------------------------
Switzerland                                 3.2%
------------------------------------------------
United Kingdom                             16.1%
------------------------------------------------
United States                               0.3%
------------------------------------------------
Other(2)                                    5.2%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Toyota Motor (Japan)                        2.7%
------------------------------------------------
Honda Motor (Japan)                         2.5%
------------------------------------------------
Royal Dutch Shell Series A (Netherlands)    2.1%
------------------------------------------------
Novartis (Switzerland)                      2.1%
------------------------------------------------
GlaxoSmithKline (United Kingdom)            2.0%
------------------------------------------------
Barclays (United Kingdom)                   1.7%
------------------------------------------------
BNP Paribas (France)                        1.7%
------------------------------------------------
Vodafone Group (United Kingdom)             1.7%
------------------------------------------------
AstraZeneca (United Kingdom)                1.6%
------------------------------------------------
Royal Dutch Shell Series B (Netherlands)    1.6%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  941.60        $ 7.32         1.52%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.26        $ 7.60         1.52%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  937.10        $11.05         2.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.39        $11.48         2.30%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  937.60        $10.95         2.28%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.49        $11.38         2.28%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  945.00        $ 3.62          .75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.08        $ 3.76          .75%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  941.70        $ 7.37         1.53%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.21        $ 7.65         1.53%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  942.90        $ 6.21         1.29%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.40        $ 6.46         1.29%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  944.30        $ 5.01         1.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.64        $ 5.21         1.04%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  944.40        $ 3.71          .77%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.98        $ 3.86          .77%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  942.30        $ 5.73         1.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.89        $ 5.96         1.19%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -5.84% for Class A, -6.29% for Class B, -6.24% for Class C, -5.50% for Class I, -5.83% for Class R2, -5.71% for Class R3, -5.57% for Class R4, -5.56% for Class R5 and -5.77% for Class W.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (93.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (7.2%)
AGL Energy                                               85,965              $944,311
BHP Billiton                                            188,977             4,567,759
BlueScope Steel                                         135,318(d)            230,045
CFS Retail Property Trust                               220,027(d)            262,956
CSL                                                      82,652             2,066,834
Dexus Property Group                                    410,691               217,811
Foster's Group                                          246,530               943,891
GPT Group                                             1,116,116               381,109
Macquarie Airports                                      156,426               205,697
Macquarie Infrastructure Group                          405,296               397,510
Macquarie Office Trust                                2,011,792               285,009
Natl Australia Bank                                      58,700               879,790
Newcrest Mining                                          38,979               847,860
OneSteel                                                183,820(d)            297,810
Origin Energy                                           123,159(d)          1,457,568
Qantas Airways                                          271,919               391,153
QBE Insurance Group                                     110,173             1,744,110
Santos                                                   92,687             1,105,690
Stockland                                               393,011               896,552
Telstra                                                 509,287             1,232,107
Woodside Petroleum                                       12,433               346,675
Woolworths                                              136,520             2,650,173
                                                                      ---------------
Total                                                                      22,352,420
-------------------------------------------------------------------------------------

AUSTRIA (0.3%)
OMV                                                      28,720               901,896
-------------------------------------------------------------------------------------

BELGIUM (1.7%)
Belgacom                                                 40,572(d)          1,185,763
Colruyt                                                   2,254               513,807
Delhaize Group                                           11,755               796,465
Dexia                                                   139,409(d)            687,397
Fortis                                                  239,512               595,881
Groupe Bruxelles Lambert                                 10,330(d)            751,313
InBev                                                    15,253               470,614
KBC Groep                                                 8,063               180,486
                                                                      ---------------
Total                                                                       5,181,726
-------------------------------------------------------------------------------------

BERMUDA (--%)
SeaDrill                                                 13,350(d)            145,759
-------------------------------------------------------------------------------------

DENMARK (0.9%)
A P Moller -- Maersk Series B                               169(d)            994,060
Danske Bank                                              82,213(b)            916,753
Novozymes Series B                                        5,943(d)            405,013
Vestas Wind Systems                                       8,818(b)            582,140
                                                                      ---------------
Total                                                                       2,897,966
-------------------------------------------------------------------------------------

FINLAND (1.2%)
Neste Oil                                                15,598               203,732
Nokia                                                    47,607(d)            688,597
Outokumpu                                                32,029               482,771
Stora Enso Series R                                     214,011(b,d)        1,234,800
UPM-Kymmene                                             120,168             1,086,135
                                                                      ---------------
Total                                                                       3,696,035
-------------------------------------------------------------------------------------

FRANCE (10.5%)
Air France-KLM                                           43,656               489,445
AXA                                                      45,759(b,d)          771,775
BNP Paribas                                             114,106             6,077,829
Casino Guichard Perrachon                                 2,514               158,261
CNP Assurances                                            6,723(d)            532,834
Compagnie de Saint-Gobain                                70,463             2,557,301
Credit Agricole                                         118,831             1,761,254
France Telecom                                          169,294(d)          3,779,469
GDF Suez                                                 27,867(d)          1,006,762
Hermes Intl                                               4,892(d)            652,496
Lafarge                                                   7,783(d)            445,150
Michelin Series B                                         9,853               508,454
Natixis                                                 301,958               694,897
Peugeot                                                  32,437               757,634
Renault                                                  48,134             1,565,061
Sanofi-Aventis                                           92,693(d)          5,369,052
SCOR                                                     37,531               793,175


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FRANCE (CONT.)
Societe Generale                                         40,851            $2,117,264
Sodexho Alliance                                         12,925               624,135
Total                                                     8,893               451,265
Vallourec                                                 2,525               278,644
Vivendi                                                  50,557(d)          1,369,536
                                                                      ---------------
Total                                                                      32,761,693
-------------------------------------------------------------------------------------

GERMANY (6.1%)
BASF                                                     24,934(d)            942,706
Bayer                                                    33,413(b,d)        1,663,003
BMW                                                      77,697(d)          2,423,862
Commerzbank                                              68,850(d)            470,141
Daimler                                                  20,629(d)            741,041
Deutsche Bank                                            60,824(d)          3,271,972
Deutsche Lufthansa                                       46,554(d)            595,433
Deutsche Telekom                                        262,491(d)          3,174,934
Fresenius Medical Care & Co                              27,749(d)          1,092,467
MAN                                                       4,616(d)            287,042
Munich Re Group                                           5,479               758,633
Salzgitter                                                3,144               224,423
SAP                                                      76,547             2,940,184
Volkswagen                                                5,544               352,159
                                                                      ---------------
Total                                                                      18,938,000
-------------------------------------------------------------------------------------

GREECE (0.2%)
Hellenic Petroleum                                       14,534               141,751
OPAP                                                     14,665               454,898
                                                                      ---------------
Total                                                                         596,649
-------------------------------------------------------------------------------------

HONG KONG (5.7%)
Cheung Kong Holdings                                    361,000(d)          3,759,107
Cheung Kong Infrastructure Holdings                     123,000(d)            476,929
CLP Holdings                                            342,500             2,315,771
Hang Seng Bank                                          183,500             2,050,491
Hong Kong & China Gas                                   682,000             1,276,016
Hong Kong Exchanges and Clearing                         45,800               534,242
Hongkong Electric Holdings                              379,000             2,239,797
Hutchison Whampoa                                       135,000               801,301
Link REIT                                               308,000               600,906
MTR                                                     268,689               682,999
Orient Overseas Intl                                    119,500               346,169
Sun Hung Kai Properties                                 193,000(d)          2,010,961
Swire Pacific Series A                                   80,000               628,137
                                                                      ---------------
Total                                                                      17,722,826
-------------------------------------------------------------------------------------

IRELAND (1.1%)
CRH                                                     107,116             2,816,607
Experian                                                107,363               714,787
                                                                      ---------------
Total                                                                       3,531,394
-------------------------------------------------------------------------------------

ITALY (4.4%)
Banca Monte dei Paschi di Siena                         331,030               535,319
Banco Popolare                                          144,712               963,267
Enel                                                     98,331               537,747
Eni                                                     187,455             4,080,723
Telecom Italia                                        2,174,064(d)          2,235,404
Terna -- Rete Elettrica Nationale                        71,768               231,499
UniCredit                                             1,653,669             4,090,083
Unione di Banche Italiane                                69,309               963,059
                                                                      ---------------
Total                                                                      13,637,101
-------------------------------------------------------------------------------------

JAPAN (18.3%)
Aisin Seiki                                              30,500               621,761
Alps Electric                                            63,000               335,450
Astellas Pharma                                          13,700               446,019
Bridgestone                                              45,900               679,662
Canon                                                    68,300(d)          2,043,479
Dai Nippon Printing                                     141,000             1,488,666
DENSO                                                    64,100             1,501,750
Eisai                                                     8,900               239,653
FamilyMart                                                4,200               115,437
Fuji Heavy Inds                                         124,000(d)            495,502
FUJIFILM Holdings                                        54,600             1,384,395
Hitachi                                                 434,000(d)          1,500,968
Honda Motor                                             303,700(d)          8,763,035
Japan Steel Works                                        16,000(d)            172,010
JFE Holdings                                             24,900               675,540
KDDI                                                        126               564,833
Komatsu                                                  42,800(d)            529,145
Kurita Water Inds                                        14,400               347,590
Kyocera                                                  17,100             1,321,535


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
MEIJI Holdings                                            4,329(b)           $132,154
Mitsubishi                                               39,700               607,988
Mitsubishi Chemical Holdings                            142,000(d)            537,186
Mitsubishi Tanabe Pharma                                 31,000               294,597
Mitsui & Co                                              83,000               873,782
Mitsui Chemicals                                        166,000               494,975
Mitsui Mining & Smelting                                 80,000               157,405
Mitsui OSK Lines                                         88,000(d)            500,695
Murata Mfg                                               26,600(d)          1,071,025
Nikon                                                    11,000               144,920
Nintendo                                                  2,600               693,780
Nippon Express                                          189,900               676,020
Nippon Mining Holdings                                  173,500(d)            788,324
Nippon Oil                                               76,000               395,420
Nippon Paper Group                                       10,700(d)            303,857
Nippon Telegraph & Telephone                             29,000             1,082,364
Nippon Yusen Kabushiki Kaisha                            98,000               399,558
Nissan Motor                                            290,100             1,500,532
Nisshin Seifun Group                                     34,500               354,801
NTT DoCoMo                                                  539               748,923
Oji Paper                                                38,000(d)            163,024
Ono Pharmaceutical                                       10,400               440,897
Osaka Gas                                               125,000               396,810
Resona Holdings                                          22,300               297,638
Ricoh                                                    93,000(d)          1,134,687
Rohm                                                     12,200(d)            746,113
Sankyo                                                    2,800               141,421
Sega Sammy Holdings                                      13,700(d)            123,385
Seiko Epson                                              13,800               193,426
Seven & I Holdings                                       23,400               528,048
Shin-Etsu Chemical                                       37,200             1,795,880
SMC                                                       6,700               652,339
Sojitz                                                  230,400               355,184
Sony                                                     13,400               343,837
SUMCO                                                    24,500(d)            356,819
Sumitomo                                                128,400(d)          1,110,814
Takeda Pharmaceutical                                    19,900               706,396
TDK                                                      14,800               667,958
Tokyo Gas                                                79,000               299,658
Toyo Seikan Kaisha                                       43,400               716,151
Toyota Inds                                              20,600               546,344
Toyota Motor                                            245,900             9,601,670
Yamaha Motor                                             74,700               785,646
                                                                      ---------------
Total                                                                      57,088,881
-------------------------------------------------------------------------------------

LUXEMBOURG (0.6%)
ArcelorMittal                                            82,669             1,969,198
-------------------------------------------------------------------------------------

NETHERLANDS (8.0%)
Aegon                                                   261,742             1,350,866
Akzo Nobel                                               10,212(d)            431,098
ASML Holding                                             28,324               583,228
Corio                                                     8,350               373,268
ING Groep                                               370,039             3,469,947
Koninklijke (Royal) KPN                                  48,722               587,313
Koninklijke Ahold                                       132,504(d)          1,461,007
Koninklijke DSM                                          26,924               841,398
Koninklijke Philips Electronics                          57,376             1,044,774
Royal Dutch Shell Series A                              314,708             7,323,955
Royal Dutch Shell Series B                              244,115             5,623,313
Unilever                                                 94,580             1,880,563
                                                                      ---------------
Total                                                                      24,970,730
-------------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
Fletcher Building                                        88,666               335,705
Telecom Corporation of New Zealand                      122,646               195,446
                                                                      ---------------
Total                                                                         531,151
-------------------------------------------------------------------------------------

NORWAY (1.0%)
DNB NOR                                                 219,500             1,397,439
Norsk Hydro                                             187,450(d)            843,236
Orkla                                                    90,700(d)            660,424
Yara Intl                                                 5,380               146,851
                                                                      ---------------
Total                                                                       3,047,950
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SINGAPORE (0.7%)
Neptune Orient Lines                                    305,000(d)           $267,996
Singapore Airlines                                      107,000               773,842
SingTel                                                 687,000(d)          1,188,726
                                                                      ---------------
Total                                                                       2,230,564
-------------------------------------------------------------------------------------

SPAIN (4.3%)
ACS Actividades de Construccion y Servicios              12,115               608,428
Banco Santander                                         309,696             2,979,505
Gamesa Tecnologica                                        9,853               187,630
Inditex                                                  23,465             1,005,786
Repsol YPF                                              196,254             3,758,038
Telefonica                                              249,484             4,757,523
                                                                      ---------------
Total                                                                      13,296,910
-------------------------------------------------------------------------------------

SWEDEN (1.9%)
Electrolux Series B                                      16,994(b)            194,493
Investor Cl B                                            92,228             1,348,094
Nordea Bank                                             229,244(d)          1,728,185
SSAB Svenskt Stal Series B                               28,900               264,244
Svenska Cellulosa Series B                               92,096               899,353
Swedbank                                                 77,264(d)            444,057
Telefonaktiebolaget LM Ericsson Series B                128,131(d)          1,131,702
                                                                      ---------------
Total                                                                       6,010,128
-------------------------------------------------------------------------------------

SWITZERLAND (3.1%)
Compagnie Financiere Richemont Series A Unit             23,728               428,283
Lonza Group                                               3,122(d)            287,774
Novartis                                                192,547             7,321,987
STMicroelectronics                                       98,904               655,731
UBS                                                      35,089(b)            490,382
Xstrata                                                  73,094               656,957
                                                                      ---------------
Total                                                                       9,841,114
-------------------------------------------------------------------------------------

UNITED KINGDOM (15.8%)
3i Group                                                121,478               576,915
AMEC                                                     16,058               147,772
AstraZeneca                                             161,594             5,701,942
Barclays                                              1,468,085             6,114,187
BP                                                      436,363             3,114,974
British American Tobacco                                 43,951             1,065,754
Cable & Wireless                                        260,219               577,483
Capita Group                                             66,884               677,337
Carnival                                                 17,077               473,720
Compass Group                                           170,204               815,876
GlaxoSmithKline                                         465,068             7,217,739
Home Retail Group                                       248,123               924,157
J Sainsbury                                             110,127               538,486
Kingfisher                                              492,783             1,356,786
Ladbrokes                                                47,325               165,064
Liberty Intl                                             32,169               190,493
Lloyds Banking Group                                  2,253,061             3,733,362
Old Mutual                                            1,547,256             1,563,478
Pearson                                                  51,988               543,406
Royal Bank of Scotland Group                          5,413,857             3,348,053
SABMiller                                                59,395             1,003,518
Shire                                                    44,436               559,137
Standard Life                                           301,428               848,656
Tomkins                                                  79,151               204,051
Unilever                                                 78,043             1,531,041
Vodafone Group                                        3,291,695             6,072,887
Wolseley                                                 21,377               387,745
                                                                      ---------------
Total                                                                      49,454,019
-------------------------------------------------------------------------------------

UNITED STATES (0.3%)
Synthes                                                   8,781               892,492
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $493,837,143)                                                     $291,696,602
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM
Fortis Rights                                           239,512(b,f)              $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              15,928,393(e)        $15,928,393
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,928,393)                                                       $15,928,393
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (14.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     44,982,057           $44,982,057
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $44,982,057)                                                       $44,982,057
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $554,747,593)(g)                                                  $352,607,052
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
Airlines                                         0.7%         $2,249,873
Auto Components                                  1.2           3,857,971
Automobiles                                      8.6          26,986,142
Beverages                                        0.8           2,418,023
Biotechnology                                    0.7           2,066,834
Building Products                                0.8           2,557,301
Capital Markets                                  1.4           4,339,269
Chemicals                                        1.8           5,595,107
Commercial Banks                                13.6          42,430,456
Commercial Services & Supplies                   0.5           1,488,666
Communications Equipment                         0.6           1,820,299
Computers & Peripherals                          0.1             193,426
Construction & Engineering                       0.2             608,428
Construction Materials                           1.2           3,597,462
Containers & Packaging                           0.2             716,151
Diversified Financial Services                   2.1           6,699,477
Diversified Telecommunication Services           6.4          19,996,532
Electric Utilities                               1.9           5,801,743
Electrical Equipment                             0.2             769,770
Electronic Equipment, Instruments &
  Components                                     2.0           6,281,331
Energy Equipment & Services                      0.1             293,531
Food & Staples Retailing                         2.2           6,761,684
Food Products                                    1.2           3,898,559
Gas Utilities                                    0.6           1,972,484
Health Care Equipment & Supplies                 0.3             892,492
Health Care Providers & Services                 0.4           1,092,467


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
Hotels, Restaurants & Leisure                    0.8%         $2,533,693
Household Durables                               0.2             538,330
Industrial Conglomerates                         0.9           2,710,550
Insurance                                        2.7           8,363,527
Internet & Catalog Retail                        0.3             924,157
Leisure Equipment & Products                     0.1             409,726
Life Sciences Tools & Services                   0.1             287,774
Machinery                                        0.7           2,266,770
Marine                                           0.8           2,508,478
Media                                            0.6           1,912,942
Metals & Mining                                  3.6          11,217,248
Multi-Utilities                                  0.6           1,951,073
Office Electronics                               1.0           3,178,166
Oil, Gas & Consumable Fuels                      9.5          29,693,324
Paper & Forest Products                          1.2           3,687,169
Pharmaceuticals                                  9.6          29,960,422
Professional Services                            0.4           1,392,124
Real Estate Investment Trusts (REITs)            1.0           3,208,104
Real Estate Management & Development             2.1           6,398,205
Road & Rail                                      0.4           1,359,019
Semiconductors & Semiconductor Equipment         0.8           2,341,891
Software                                         1.2           3,633,964
Specialty Retail                                 0.8           2,362,572
Textiles, Apparel & Luxury Goods                 0.3           1,080,779
Tobacco                                          0.3           1,065,754
Trading Companies & Distributors                 1.1           3,335,513
Transportation Infrastructure                    0.2             603,207
Wireless Telecommunication Services              2.4           7,386,643
Other(1)                                        19.5          60,910,450
------------------------------------------------------------------------
Total                                                       $352,607,052
------------------------------------------------------------------------



(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES


At April 30, 2009, $1,648,464 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION        LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50          285         $8,780,151    June 2009         $799,773
Financial Times Stock             61          3,796,746    June 2009          255,953
  Exchange 100 Index
Nikkei 225                       100          4,447,500    June 2009           87,911
-------------------------------------------------------------------------------------
Total                                                                      $1,143,637
-------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f)  Negligible market value.

(g) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $554,748,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $9,202,000
     Unrealized depreciation                         (211,343,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(202,141,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $352,607,052        $--           $--      $352,607,052
Other financial
  instruments*                 1,143,637         --            --         1,143,637
-----------------------------------------------------------------------------------
Total                       $353,750,689        $--           $--      $353,750,689
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $493,837,143)                    $ 291,696,602
  Affiliated money market fund (identified cost $15,928,393)                 15,928,393
  Investments of cash collateral received for securities on loan
    (identified cost $44,982,057)                                            44,982,057
---------------------------------------------------------------------------------------
Total investments in securities (identified cost $554,747,593)              352,607,052
Capital shares receivable                                                     1,682,549
Dividends and accrued interest receivable                                     1,604,838
Receivable for investment securities sold                                         1,934
Variation margin receivable on futures contracts                                264,383
Margin deposits on futures contracts                                          1,648,464
---------------------------------------------------------------------------------------
Total assets                                                                357,809,220
---------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                   1,657
Capital shares payable                                                          655,787
Payable upon return of securities loaned                                     44,982,057
Accrued investment management services fees                                       6,713
Accrued distribution fees                                                         1,761
Accrued transfer agency fees                                                      1,665
Accrued administrative services fees                                                675
Other accrued expenses                                                          114,776
---------------------------------------------------------------------------------------
Total liabilities                                                            44,765,091
---------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 312,044,129
---------------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                           $     573,384
Additional paid-in capital                                                  747,781,737
Undistributed net investment income                                           2,803,723
Accumulated net realized gain (loss)                                       (238,113,935)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (201,000,780)
---------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 312,044,129
---------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $  43,779,612
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 42,459,127            7,807,248                       $5.44(1)
Class B                     $  7,377,511            1,370,715                       $5.38
Class C                     $    929,465              172,840                       $5.38
Class I                     $ 76,504,259           14,013,017                       $5.46
Class R2                    $      2,752                  509                       $5.41
Class R3                    $      2,752                  509                       $5.41
Class R4                    $     57,500               10,559                       $5.45
Class R5                    $      2,757                  509                       $5.42
Class W                     $184,708,006           33,962,490                       $5.44
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.77. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.



--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   5,905,410
Income distributions from affiliated money market fund               26,431
Fee income from securities lending                                  167,336
  Less foreign taxes withheld                                      (570,105)
---------------------------------------------------------------------------
Total income                                                      5,529,072
---------------------------------------------------------------------------
Expenses:
Investment management services fees                                 975,422
Distribution fees
  Class A                                                            55,465
  Class B                                                            38,743
  Class C                                                             4,626
  Class R2                                                                7
  Class R3                                                                3
  Class W                                                           255,604
Transfer agency fees
  Class A                                                           116,983
  Class B                                                            21,624
  Class C                                                             2,512
  Class R4                                                               13
  Class W                                                           204,484
Administrative services fees                                        136,671
Plan administration services fees
  Class R2                                                                3
  Class R3                                                                3
  Class R4                                                               66
Compensation of board members                                         5,848
Custodian fees                                                       74,170
Printing and postage                                                 32,440
Registration fees                                                    20,370
Professional fees                                                    21,745
Other                                                                 6,207
---------------------------------------------------------------------------
Total expenses                                                    1,973,009
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                      (41)
---------------------------------------------------------------------------
Total net expenses                                                1,972,968
---------------------------------------------------------------------------
Investment income (loss) -- net                                   3,556,104

---------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $(205,494,071)
  Foreign currency transactions                                    (610,348)
  Futures contracts                                              (7,453,633)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                        (213,558,052)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    177,492,329
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           (36,065,723)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ (32,509,619)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2009  OCT. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $   3,556,104  $  17,382,215
Net realized gain (loss) on investments                           (213,558,052)   (23,793,115)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in
  foreign currencies                                               177,492,329   (443,449,500)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (32,509,619)  (449,860,400)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (2,036,880)      (219,304)
    Class B                                                           (251,061)       (20,185)
    Class C                                                            (31,630)        (2,341)
    Class I                                                         (4,505,003)    (1,888,673)
    Class R2                                                              (132)            --
    Class R3                                                              (136)            --
    Class R4                                                            (2,822)          (455)
    Class R5                                                              (140)            --
    Class W                                                         (9,771,565)    (3,602,017)
  Net realized gain
    Class A                                                                 --       (376,594)
    Class B                                                                 --        (53,303)
    Class C                                                                 --         (6,874)
    Class I                                                                 --     (2,534,781)
    Class R4                                                                --           (682)
    Class W                                                                 --     (5,906,335)
---------------------------------------------------------------------------------------------
Total distributions                                                (16,599,369)   (14,611,544)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2009  OCT. 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                 $   3,572,878  $  22,873,991
  Class B shares                                                       222,049      3,465,525
  Class C shares                                                        68,559        433,769
  Class I shares                                                    10,963,041     51,510,120
  Class R2 shares                                                           --          5,000
  Class R3 shares                                                           --          5,000
  Class R4 shares                                                          520             --
  Class R5 shares                                                           --          5,000
  Class W shares                                                    23,779,999    320,633,250
Fund merger (Note 8)
  Class A shares                                                           N/A     87,278,661
  Class B shares                                                           N/A     18,592,350
  Class C shares                                                           N/A      1,583,146
  Class I shares                                                           N/A     68,640,981
  Class R4 shares                                                          N/A        115,274
Reinvestment of distributions at net asset value
  Class A shares                                                     1,996,055        587,287
  Class B shares                                                       246,989         72,134
  Class C shares                                                        30,209          8,218
  Class I shares                                                     4,504,765      4,423,174
  Class R4 shares                                                        2,589            870
  Class W shares                                                     9,771,449      9,508,225
Payments for redemptions
  Class A shares                                                   (13,377,497)   (29,756,699)
  Class B shares                                                    (1,821,007)    (7,000,624)
  Class C shares                                                      (180,566)      (378,009)
  Class I shares                                                   (29,011,857)  (102,217,635)
  Class R4 shares                                                           --        (69,561)
  Class W shares                                                   (69,194,793)  (215,203,076)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (58,426,618)   235,116,371
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (107,535,606)  (229,355,573)
Net assets at beginning of period                                  419,579,735    648,935,308
---------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 312,044,129  $ 419,579,735
---------------------------------------------------------------------------------------------
Undistributed net investment income                              $   2,803,723  $  15,846,988
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $6.02       $13.06        $9.82        $9.21
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .27(c)       .15(c)       .01
Net gains (losses) (both realized and
 unrealized)                                          (.39)       (7.06)        3.17          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)       (6.79)        3.32          .61
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.09)        (.07)          --
Distributions from realized gains                       --         (.16)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.25)        (.08)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.44        $6.02       $13.06        $9.82
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $42          $56          $25          $11
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.52%(f)     1.40%        1.43%        1.92%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.52%(f)     1.40%        1.43%        1.42%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.71%(f)     2.75%        1.37%        1.48%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%          10%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (5.84%)(j)  (52.87%)      34.06%        6.62%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $5.91       $12.92        $9.79        $9.21
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .20(c)       .08(c)        --
Net gains (losses) (both realized and
 unrealized)                                          (.39)       (6.99)        3.13          .58
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.37)       (6.79)        3.21          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.06)        (.07)          --
Distributions from realized gains                       --         (.16)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.16)        (.22)        (.08)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.38        $5.91       $12.92        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $7          $10           $3          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.30%(f)     2.18%        2.20%        2.71%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.30%(f)     2.18%        2.20%        2.21%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .93%(f)     2.11%         .73%        (.03%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%          10%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (6.29%)(j)  (53.35%)      32.94%        6.30%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $5.92       $12.92        $9.79        $9.21
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .19(c)       .08(c)        --
Net gains (losses) (both realized and
 unrealized)                                          (.40)       (6.98)        3.12          .58
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.37)       (6.79)        3.20          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)        (.05)        (.06)          --
Distributions from realized gains                       --         (.16)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.21)        (.07)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.38        $5.92       $12.92        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.28%(f)     2.17%        2.19%        2.71%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.28%(f)     2.17%        2.19%        2.21%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .99%(f)     1.98%         .71%         .74%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%          10%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (6.24%)(j)  (53.30%)      32.85%        6.30%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $6.07       $13.11        $9.83        $9.21
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .29(c)       .24(c)       .02
Net gains (losses) (both realized and
 unrealized)                                          (.39)       (7.05)        3.14          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.33)       (6.76)        3.38          .62
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.28)        (.12)        (.09)          --
Distributions from realized gains                       --         (.16)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.28)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.46        $6.07       $13.11        $9.83
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $77         $103         $195          $63
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .75%(f)      .90%        1.05%        1.65%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .75%(f)      .90%        1.05%        1.15%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.52%(f)     2.84%        2.06%        1.17%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.50%)(i)  (52.55%)      34.61%        6.73%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $6.02        $9.59
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .03
Net gains (losses) (both realized and
 unrealized)                                          (.40)       (3.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)       (3.57)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.26)          --
Distributions from realized gains                       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.26)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.41        $6.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.53%(f)     1.64%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.38%(f)     1.44%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.92%(f)     1.61%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.83%)(i)  (37.23%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $6.02        $9.59
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .04
Net gains (losses) (both realized and
 unrealized)                                          (.39)       (3.61)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.34)       (3.57)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)          --
Distributions from realized gains                       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.27)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.41        $6.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.29%(f)     1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.15%(f)     1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.16%(f)     1.86%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.71%)(i)  (37.23%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $6.07       $13.07        $9.83        $9.21
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .33(c)       .20(c)       .02
Net gains (losses) (both realized and
 unrealized)                                          (.40)       (7.06)        3.13          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.34)       (6.73)        3.33          .62
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.28)        (.11)        (.08)          --
Distributions from realized gains                       --         (.16)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.27)        (.09)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.45        $6.07       $13.07        $9.83
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.04%(f)     1.20%        1.35%        1.77%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .90%(f)      .95%        1.35%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.43%(f)     3.27%        1.79%        1.72%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.57%)(i)  (52.46%)      34.13%        6.73%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                 $6.03        $9.59
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .04
Net gains (losses) (both realized and
 unrealized)                                          (.39)       (3.60)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.33)       (3.56)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.28)          --
Distributions from realized gains                       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.42        $6.03
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .77%(f)      .90%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.54%(f)     2.14%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.56%)(g)  (37.12%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $6.02       $13.05       $10.13
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .23          .13
Net gains (losses) (both realized and
 unrealized)                                          (.40)       (7.00)        2.89
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)       (6.77)        3.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.10)        (.09)
Distributions from realized gains                       --         (.16)        (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.26)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.44        $6.02       $13.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $185         $249         $426
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.19%(f)     1.35%        1.48%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.03%(f)     2.32%        1.17%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          61%          47%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.77%)(g)  (52.81%)      30.03%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined International Equity Fund (the Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%,

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the adjustment will be zero. The adjustment decreased the management fee by $379,541 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 0.57% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $1,838.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $388,000 and $12,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $32,986 for Class A, $3,115 for Class B and $22 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.38%
Class R3............................................  1.15
Class R4............................................  0.90




--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $2
Class R3.............................................    2
Class R4.............................................   37


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.37%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $5,223 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $144,217,675 and $210,940,905, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                    SIX MONTHS ENDED APRIL 30, 2009
                                         ISSUED FOR
                                         REINVESTED                        NET
                               SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A                       673,195      364,910     (2,605,105)      (1,567,000)
Class B                        42,907       45,486       (371,533)        (283,140)
Class C                        13,286        5,563        (36,239)         (17,390)
Class I                     2,099,399      822,037     (5,872,117)      (2,950,681)
Class R4                          101          473             --              574
Class W                     4,566,130    1,786,371    (13,781,656)      (7,429,155)
--------------------------------------------------------------------------------------


                                       YEAR ENDED OCT. 31, 2008*
                                         ISSUED FOR
                               FUND      REINVESTED                        NET
                   SOLD       MERGER   DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A          2,149,576  8,485,254       52,111     (3,214,704)       7,472,237
Class B            320,154  1,827,044        6,458       (744,124)       1,409,532
Class C             41,521    155,443          735        (40,730)         156,969
Class I          4,794,438  6,653,955      391,778     (9,744,855)       2,095,316
Class R2               509         --           --             --              509
Class R3               509         --           --             --              509
Class R4                --     11,178           77         (6,457)           4,798
Class R5               509         --           --             --              509
Class W         30,213,146         --      844,425    (22,281,511)       8,776,060
--------------------------------------------------------------------------------------


* Class R2, Class R3 and Class R5 are for the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Investments. The value of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $43,779,612 were on loan, secured by cash collateral of $44,982,057 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $167,336 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $60,807,094 and $78,752,545, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. FUND MERGER

At the close of business on March 14, 2008, RiverSource Disciplined International Equity Fund acquired the assets and assumed the identified liabilities of RiverSource International Equity Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Disciplined International Equity Fund immediately before the acquisition were $608,113,836 and the combined net assets immediately after the acquisition were $784,324,248.

The merger was accomplished by a tax-free exchange of 31,950,545 shares of RiverSource International Equity Fund valued at $176,210,412.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In exchange for the RiverSource International Equity Fund shares and net assets, RiverSource Disciplined International Equity Fund issued the following number of shares:

                                                     SHARES
------------------------------------------------------------
Class A..........................................  8,485,254
Class B..........................................  1,827,044
Class C..........................................    155,443
Class I..........................................  6,653,955
Class R4.........................................     11,178


RiverSource International Equity Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                                 EXCESS OF
                                                              ACCUMULATED   DISTRIBUTIONS OVER
                       TOTAL        CAPITAL     UNREALIZED        NET         NET INVESTMENT
                    NET ASSETS       STOCK     DEPRECIATION  REALIZED LOSS        INCOME
----------------------------------------------------------------------------------------------
RiverSource
  International
  Equity Fund....  $176,210,412  $195,593,605  $(19,207,049)   $(174,218)         $(1,926)


9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $23,521,188 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN\EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
52  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team. Further, the Board noted that appropriate measures have been taken to adjust the quantitative investment processes in response to recent market conditions.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
54  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  55

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6518 D (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
EUROPEAN EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE EUROPEAN EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   23

Approval of Investment Management
  Services Agreement...............   37

Proxy Voting.......................   40



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle European Equity Fund (the Fund) Class A shares declined 1.92%
  (excluding sales charge) for the six months ended April 30, 2009.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) Europe Index, which fell 4.18% for the same period.

> The Fund underperformed the Lipper European Funds Index, representing the
  Fund's peer group, which rose 0.08% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                    Since
                                                                  inception
                            6 months*   1 year  3 years  5 years   6/26/00
---------------------------------------------------------------------------
Threadneedle European
  Equity Fund Class A
  (excluding sales charge)    -1.92%   -38.32%   -9.03%   +2.77%    -2.15%
---------------------------------------------------------------------------
MSCI Europe Index(1)
  (unmanaged)                 -4.18%   -44.99%  -11.46%   +1.51%    -0.71%
---------------------------------------------------------------------------
Lipper European Funds
  Index(2)                    +0.08%   -43.46%  -11.06%   +3.01%    -0.40%
---------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Europe Index, compiled by MSCI in Geneva, is an unmanaged market-capitalization-weighted index of equity securities from various European countries. Income is included. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper European Funds Index includes the 30 largest European funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued)  ---------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/26/00)                   -1.92%   -38.32%   -9.03%   +2.77%    -2.15%
--------------------------------------------------------------------------
Class B (inception
  6/26/00)                   -2.09%   -38.79%   -9.75%   +1.98%    -2.89%
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -2.25%   -38.85%   -9.74%   +1.98%    -2.90%
--------------------------------------------------------------------------
Class I (inception
  7/15/04)                   -1.67%   -38.00%   -8.60%     N/A     +3.31%
--------------------------------------------------------------------------
Class R4 (inception
  6/26/00)                   -1.83%   -38.15%   -8.75%   +3.08%    -1.93%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  6/26/00)                   -7.63%   -41.90%  -10.78%   +1.57%    -2.80%
--------------------------------------------------------------------------
Class B (inception
  6/26/00)                   -6.99%   -41.85%  -10.97%   +1.61%    -2.89%
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -3.23%   -39.46%   -9.74%   +1.98%    -2.90%
--------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/26/00)                  -27.91%   -41.84%  -10.15%   +0.32%    -3.23%
--------------------------------------------------------------------------
Class B (inception
  6/26/00)                  -28.12%   -42.37%  -10.86%   -0.46%    -3.97%
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -28.10%   -42.28%  -10.77%   -0.42%    -3.95%
--------------------------------------------------------------------------
Class I (inception
  7/15/04)                  -27.55%   -41.56%   -9.67%     N/A     +1.30%
--------------------------------------------------------------------------
Class R4 (inception
  6/26/00)                  -27.79%   -41.60%   -9.89%   +0.62%    -3.01%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  6/26/00)                  -32.01%   -45.16%  -11.92%   -0.87%    -3.87%
--------------------------------------------------------------------------
Class B (inception
  6/26/00)                  -31.71%   -45.25%  -12.06%   -0.86%    -3.97%
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -28.81%   -42.86%  -10.77%   -0.42%    -3.95%
--------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 * Not annualized.

** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.58%       1.48%
-----------------------------------------
Class B              2.32%       2.25%
-----------------------------------------
Class C              2.33%       2.24%
-----------------------------------------
Class I              1.08%       1.03%
-----------------------------------------
Class R4             1.36%       1.33%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.02% for the year ended Oct. 31, 2008), will not exceed 1.46% for Class A, 2.23% for Class B, 2.22% for Class C, 1.01% for Class I and 1.31% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued)  ---------------------------------------------

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Belgium                                     2.0%
------------------------------------------------
France                                     16.2%
------------------------------------------------
Germany                                    12.4%
------------------------------------------------
Ireland                                     1.0%
------------------------------------------------
Netherlands                                10.0%
------------------------------------------------
Spain                                       4.1%
------------------------------------------------
Switzerland                                15.7%
------------------------------------------------
United Kingdom                             36.9%
------------------------------------------------
United States                               0.9%
------------------------------------------------
Other(2)                                    0.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Nestle (Switzerland)                        3.6%
------------------------------------------------
BG Group (United Kingdom)                   3.5%
------------------------------------------------
Roche Holding (Switzerland)                 3.2%
------------------------------------------------
British American Tobacco (United Kingdom)   2.7%
------------------------------------------------
Total (France)                              2.7%
------------------------------------------------
Vodafone Group (United Kingdom)             2.7%
------------------------------------------------
HSBC Holdings (United Kingdom)              2.6%
------------------------------------------------
Reckitt Benckiser Group (United Kingdom)    2.3%
------------------------------------------------
Koninklijke Ahold (Netherlands)             2.0%
------------------------------------------------
Fresenius Medical Care & Co (Germany)       2.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  980.80        $ 8.20         1.67%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.51        $ 8.35         1.67%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  979.10        $11.97         2.44%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.69        $12.18         2.44%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  977.50        $11.91         2.43%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.74        $12.13         2.43%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  983.30        $ 6.00         1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.74        $ 6.11         1.22%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  981.70        $ 7.47         1.52%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.26        $ 7.60         1.52%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -1.92% for Class A, -2.09% for Class B, -2.25% for Class C, -1.67% for Class I and -1.83% for Class R4.


--------------------------------------------------------------------------------
8  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM (2.0%)
Colruyt                                                  5,023(d)          $1,145,010
-------------------------------------------------------------------------------------

FRANCE (15.9%)
Air Liquide                                             11,278                923,169
ALSTOM                                                  13,664                864,963
AXA                                                     52,219(b)             880,729
BNP Paribas                                             15,858                844,673
Essilor Intl                                            19,255                834,250
LVMH Moet Hennessy Louis Vuitton                         8,640                656,182
Sanofi-Aventis                                          20,741(d)           1,201,380
Societe Generale                                        11,398                590,746
Total                                                   35,593              1,806,124
Vivendi                                                 21,781(d)             590,024
                                                                      ---------------
Total                                                                       9,192,240
-------------------------------------------------------------------------------------

GERMANY (12.2%)
Allianz                                                 12,220(d)           1,127,788
BMW                                                     13,504(d)             469,100
Daimler                                                 22,515                808,791
E.ON                                                    27,630(d)             937,504
Fresenius Medical Care & Co                             33,696              1,326,598
Linde                                                    7,315(d)             584,012
Munich Re Group                                          5,169(d)             715,710
SAP                                                     21,302(d)             818,214
Volkswagen                                               4,168                264,754
                                                                      ---------------
Total                                                                       7,052,471
-------------------------------------------------------------------------------------

IRELAND (1.0%)
CRH                                                     21,171                556,690
-------------------------------------------------------------------------------------

NETHERLANDS (9.8%)
Akzo Nobel                                              13,840(d)             584,253
Heineken                                                 6,122                182,933
Heineken Holding                                        14,483(d)             344,414
ING Groep                                               83,452                782,550
Koninklijke (Royal) KPN                                 93,063              1,121,816
Koninklijke Ahold                                      122,474(d)           1,350,415
Koninklijke Vopak                                       11,176(d)             496,492
Unilever                                                41,738                829,889
                                                                      ---------------
Total                                                                       5,692,762
-------------------------------------------------------------------------------------

SPAIN (4.0%)
Banco Santander                                        136,180              1,310,153
Telefonica                                              53,545              1,021,074
                                                                      ---------------
Total                                                                       2,331,227
-------------------------------------------------------------------------------------

SWITZERLAND (15.5%)
Credit Suisse Group                                     32,819              1,282,516
Nestle                                                  74,139              2,426,924
Roche Holding                                           16,950              2,146,051
Sika                                                       672                612,358
Syngenta                                                 5,139              1,103,181
UBS                                                     60,881(b)             850,834
Xstrata                                                 57,278                514,806
                                                                      ---------------
Total                                                                       8,936,670
-------------------------------------------------------------------------------------

UNITED KINGDOM (36.3%)
Admiral Group                                           27,343                368,531
Aggreko                                                 43,026                367,932
Amlin                                                   75,036                400,484
BAE Systems                                            112,903                598,413
BG Group                                               144,770              2,341,035
British American Tobacco                                74,708              1,811,571
Burberry Group                                         139,439                837,567
Diageo                                                  82,334                990,327
Greene King                                             72,129(d)             665,892
HSBC Holdings                                          247,931              1,762,516
Intertek Group                                          37,450                565,701
J Sainsbury                                             96,033                469,571
Kingfisher                                             204,301                562,505
Marks & Spencer Group                                   42,111                211,049
Prudential                                             164,690                958,177
Reckitt Benckiser Group                                 38,112              1,503,813
Rio Tinto                                               23,642                970,286
RSA Insurance Group                                    457,006                887,084
Standard Chartered                                      46,841                733,198
Tesco                                                  256,295              1,278,606


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Tullow Oil                                              73,966               $882,563
Vodafone Group                                         978,003              1,804,329
                                                                      ---------------
Total                                                                      20,971,150
-------------------------------------------------------------------------------------

UNITED STATES (0.9%)
Synthes                                                  5,053                513,582
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,236,073)                                                       $56,391,802
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                486,239(e)            $486,239
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $486,239)                                                             $486,239
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (16.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     9,769,292             $9,769,292
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $9,769,292)                                                         $9,769,292
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $71,491,604)(f)                                                    $66,647,333
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:


                                         PERCENTAGE OF
INDUSTRY                                   NET ASSETS           VALUE
------------------------------------------------------------------------
Aerospace & Defense                            1.0%             $598,413
Automobiles                                    2.7             1,542,645
Beverages                                      2.6             1,517,674
Capital Markets                                3.7             2,133,350
Chemicals                                      6.6             3,806,973
Commercial Banks                               9.1             5,241,286
Commercial Services & Supplies                 0.6               367,932
Construction Materials                         1.0               556,690
Diversified Financial Services                 1.3               782,550
Diversified Telecommunication Services         3.7             2,142,890
Electric Utilities                             1.6               937,504
Electrical Equipment                           1.5               864,963
Food & Staples Retailing                       7.3             4,243,602
Food Products                                  5.6             3,256,813
Health Care Equipment & Supplies               2.3             1,347,832
Health Care Providers & Services               2.3             1,326,598
Hotels, Restaurants & Leisure                  1.2               665,892
Household Products                             2.6             1,503,813
Insurance                                      9.2             5,338,503
Media                                          1.0               590,024


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                         PERCENTAGE OF
INDUSTRY                                   NET ASSETS           VALUE
------------------------------------------------------------------------
Metals & Mining                                2.6%           $1,485,092
Multiline Retail                               0.4               211,049
Oil, Gas & Consumable Fuels                    8.7             5,029,722
Pharmaceuticals                                5.8             3,347,431
Professional Services                          1.0               565,701
Software                                       1.4               818,214
Specialty Retail                               1.0               562,505
Textiles, Apparel & Luxury Goods               2.6             1,493,749
Tobacco                                        3.1             1,811,571
Transportation Infrastructure                  0.9               496,492
Wireless Telecommunication Services            3.1             1,804,329
Other(1)                                      17.8            10,255,531
------------------------------------------------------------------------
Total                                                        $66,647,333
------------------------------------------------------------------------



(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                             CURRENCY TO    CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED    BE RECEIVED    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------
May 5, 2009                       29,806          20,000        $--              $(216)
                             U.S. Dollar   British Pound



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $71,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,748,000
     Unrealized depreciation                          (8,593,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(4,845,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $66,647,333         $--          $--      $66,647,333
Other financial
  instruments*                         --        (216)          --             (216)
-----------------------------------------------------------------------------------
Total                         $66,647,333       $(216)         $--      $66,647,117
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $61,236,073)              $ 56,391,802
  Affiliated money market fund (identified cost $486,239)               486,239
  Investments of cash collateral received for securities on loan
    (identified cost $9,769,292)                                      9,769,292
-------------------------------------------------------------------------------
Total investments in securities (identified cost $71,491,604)        66,647,333
Foreign currency holdings (identified cost $243,572)                    245,822
Capital shares receivable                                                75,945
Dividends and accrued interest receivable                               562,598
Receivable for investment securities sold                             2,028,993
-------------------------------------------------------------------------------
Total assets                                                         69,560,691
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  124,464
Payable for investment securities purchased                           1,821,963
Payable upon return of securities loaned                              9,769,292
Unrealized depreciation on forward foreign currency contracts               216
Accrued investment management services fees                               1,252
Accrued distribution fees                                                   581
Accrued transfer agency fees                                                659
Accrued administrative services fees                                        125
Other accrued expenses                                                   74,322
-------------------------------------------------------------------------------
Total liabilities                                                    11,792,874
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 57,767,817
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    154,095
Additional paid-in capital                                          129,560,740
Undistributed net investment income                                     658,066
Accumulated net realized gain (loss)                                (67,762,696)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (4,842,388)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 57,767,817
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  9,293,835
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $48,387,321           12,899,264                       $3.75(1)
Class B                     $ 8,459,634            2,262,823                       $3.74
Class C                     $   903,048              242,651                       $3.72
Class I                     $     4,993                1,336                       $3.74
Class R4                    $    12,821                3,426                       $3.74
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  1,368,146
Income distributions from affiliated money market fund                    1,468
Fee income from securities lending                                       26,442
  Less foreign taxes withheld                                          (175,062)
-------------------------------------------------------------------------------
Total income                                                          1,220,994
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     295,929
Distribution fees
  Class A                                                                61,258
  Class B                                                                42,783
  Class C                                                                 4,253
Transfer agency fees
  Class A                                                               103,907
  Class B                                                                19,230
  Class C                                                                 1,859
  Class R4                                                                    3
Administrative services fees                                             23,372
Plan administration services fees -- Class R4                                15
Compensation of board members                                             1,017
Custodian fees                                                           31,620
Printing and postage                                                     17,555
Registration fees                                                        23,850
Professional fees                                                        13,035
Other                                                                     8,987
-------------------------------------------------------------------------------
Total expenses                                                          648,673
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (123,140)
-------------------------------------------------------------------------------
Total net expenses                                                      525,533
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         695,461
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (18,802,947)
  Foreign currency transactions                                         (79,671)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (18,882,618)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         16,049,937
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (2,832,681)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (2,137,220)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    695,461   $    975,963
Net realized gain (loss) on investments                                 (18,882,618)    (7,726,626)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
    currencies                                                           16,049,937    (50,756,976)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (2,137,220)   (57,507,639)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (788,538)      (915,145)
    Class C                                                                  (1,022)        (4,087)
    Class I                                                                    (113)          (237)
    Class R4                                                                   (297)          (509)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (789,970)      (919,978)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          3,960,820     18,116,022
  Class B shares                                                            404,850      2,409,729
  Class C shares                                                            100,685        362,379
  Class R4 shares                                                                --          5,001
Reinvestment of distributions at net asset value
  Class A shares                                                            771,028        898,593
  Class C shares                                                                954          4,000
  Class R4 shares                                                               244            463
Payments for redemptions
  Class A shares                                                        (11,711,328)   (28,162,762)
  Class B shares                                                         (1,673,749)   (12,450,296)
  Class C shares                                                           (126,867)      (700,739)
  Class I shares                                                                 --         (8,000)
  Class R4 shares                                                                --        (23,890)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (8,273,363)   (19,549,500)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (11,200,553)   (77,977,117)
Net assets at beginning of period                                        68,968,370    146,945,487
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 57,767,817   $ 68,968,370
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    658,066   $    752,575
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.88        $6.83        $5.39        $4.19        $3.71
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .06(b)       .04(b)       .05          .05
Net gains (losses) (both realized and
 unrealized)                                          (.11)       (2.96)        1.47         1.22          .46
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)       (2.90)        1.51         1.27          .51
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.07)        (.07)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.75        $3.88        $6.83        $5.39        $4.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                                         $48          $58         $115          $85          $78
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.09%(e)     1.58%        1.43%        1.52%        1.48%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.67%(e)     1.58%        1.43%        1.52%        1.48%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.50%(e)      .95%         .70%        1.00%        1.13%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                79%         180%         114%          64%          56%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (1.92%)(i)  (42.70%)      28.24%       30.63%       13.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.82        $6.73        $5.31        $4.12        $3.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .02(b)       .00(b),(c)   .02          .02
Net gains (losses) (both realized and
 unrealized)                                          (.11)       (2.93)        1.44         1.20          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.08)       (2.91)        1.44         1.22          .47
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.02)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.74        $3.82        $6.73        $5.31        $4.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                                          $8          $10          $30          $29          $31
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.87%(f)     2.32%        2.19%        2.29%        2.25%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.44%(f)     2.32%        2.19%        2.29%        2.25%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.72%(f)      .28%        (.03%)        .28%         .39%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                79%         180%         114%          64%          56%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.09%)(j)  (43.24%)      27.28%       29.74%       12.97%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.81        $6.71        $5.30        $4.12        $3.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .01(b)       .00(b),(c)   .02          .02
Net gains (losses) (both realized and
 unrealized)                                          (.12)       (2.90)        1.44         1.19          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.09)       (2.89)        1.44         1.21          .47
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(c)     (.01)        (.03)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.72        $3.81        $6.71        $5.30        $4.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                                          $1           $1           $2           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.85%(f)     2.33%        2.19%        2.29%        2.25%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.43%(f)     2.33%        2.19%        2.29%        2.25%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.86%(f)      .25%        (.05%)        .24%         .36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                79%         180%         114%          64%          56%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.25%)(j)  (43.10%)      27.21%       29.65%       12.97%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.89        $6.84        $5.40        $4.20        $3.72
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .09(b)       .07(b)       .06          .07
Net gains (losses) (both realized and
 unrealized)                                          (.12)       (2.96)        1.46         1.23          .46
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)       (2.87)        1.53         1.29          .53
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.08)        (.09)        (.09)        (.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.74        $3.89        $6.84        $5.40        $4.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                                         $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.43%(e)     1.08%         .95%         .99%         .93%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.22%(e)     1.08%         .95%         .99%         .93%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.09%(e)     1.50%        1.17%        1.55%        1.67%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                79%         180%         114%          64%          56%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.67%)(h)  (42.38%)      28.78%       31.34%       14.46%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.90        $6.84        $5.41        $4.20        $3.71
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .08(b)       .00(b),(c)   .05          .06
Net gains (losses) (both realized and
 unrealized)                                          (.12)       (2.94)        1.51         1.24          .47
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)       (2.86)        1.51         1.29          .53
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.08)        (.08)        (.08)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.74        $3.90        $6.84        $5.41        $4.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                                         $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.72%(f)     1.36%        1.26%        1.31%        1.29%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.39%(f)     1.11%        1.26%        1.31%        1.29%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.93%(f)     1.35%         .04%        1.05%        1.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                79%         180%         114%          64%          56%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.83%)(i)  (42.29%)      28.16%       31.10%       14.37%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle European Equity Fund (the Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of European companies that are believed to offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.


--------------------------------------------------------------------------------
24  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
26  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly"

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


(FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper European Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $62,209 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 1.01% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and


--------------------------------------------------------------------------------
28  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $270.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $193,000 and $12,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $31,237 for Class A, $2,511 for Class B and $8 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.67%
Class B.............................................  2.44
Class C.............................................  2.43
Class I.............................................  1.22
Class R4............................................  1.39


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $54,792
Class B...........................................    9,766
Class C...........................................      961


The waived/reimbursed fees and expenses for plan administration services fee at the class level were as follows:

Class R4.............................................   $8




--------------------------------------------------------------------------------
30  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The management fees waived/reimbursed at the Fund level were $57,613.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.46%
Class B.............................................  2.23
Class C.............................................  2.22
Class I.............................................  1.01
Class R4............................................  1.31


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $1,000 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $46,575,771 and $54,964,634, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                      SIX MONTHS ENDED APRIL 30, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  1,111,492     206,157     (3,352,879)      (2,035,230)
Class B                    114,427          --       (488,245)        (373,818)
Class C                     28,668         256        (36,729)          (7,805)
Class R4                        --          66             --               66
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                          YEAR ENDED OCT. 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  3,114,503     141,958     (5,105,782)      (1,849,321)
Class B                    405,232          --     (2,250,573)      (1,845,341)
Class C                     60,882         639       (129,399)         (67,878)
Class I                         --          --         (1,529)          (1,529)
Class R4                       813          73         (4,137)          (3,251)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $9,293,835 were on loan, secured by cash collateral of $9,769,292 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $26,442 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
32  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $14,273,033 and $14,775,688, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $45,298,067 at Oct. 31, 2008, that if not offset by capital gains will expire as follows:

    2009           2010          2011          2016
$19,489,378    $16,514,518    $5,021,215    $4,272,956


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.


--------------------------------------------------------------------------------
34  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
36  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and RiverSource Investments' processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization)

--------------------------------------------------------------------------------
38  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  THREADNEEDLE EUROPEAN EQUITY FUND -- 2009 SEMIANNUAL REPORT

THREADNEEDLE EUROPEAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                               S-6016 K (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
INTERNATIONAL OPPORTUNITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   24

Notes to Financial Statements......   32

Approval of Investment Management
  Services Agreement...............   47

Proxy Voting.......................   50



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle International Opportunity Fund (the Fund) Class A shares declined
  3.74% (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund underperformed its benchmark index, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which fell 2.35% for the same period.

> The Fund outperformed the Lipper International Large-Cap Core Funds Index, representing the Fund's peer group, which declined 4.55% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------



                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
Threadneedle
  International
  Opportunity Fund Class
  A (excluding sales
  charge)                   -3.74%   -41.36%  -11.97%   +0.70%   -2.68%
------------------------------------------------------------------------
MSCI EAFE Index(1)
  (unmanaged)               -2.35%   -42.42%  -11.91%   +1.12%   +0.35%
------------------------------------------------------------------------
Lipper International
  Large-Cap Core Funds
  Index(2)                  -4.55%   -43.88%  -12.91%   +0.03%   +0.60%
------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/15/84)                  -3.74%   -41.36%  -11.97%   +0.70%   -2.68%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -4.09%   -41.87%  -12.68%   -0.07%   -3.43%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -4.06%   -41.88%  -12.67%   -0.06%     N/A       -5.66%
--------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -3.39%   -41.07%  -11.53%   +1.28%     N/A       +0.39%
--------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -3.61%   -41.41%     N/A      N/A      N/A      -16.67%
--------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -3.56%   -41.25%     N/A      N/A      N/A      -16.46%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                   -3.56%   -41.12%  -11.66%   +0.96%   -2.44%        N/A
--------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -3.45%   -41.15%     N/A      N/A      N/A      -16.26%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/15/84)                  -9.17%   -44.72%  -13.68%   -0.48%   -3.17%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -8.82%   -44.73%  -13.84%   -0.46%   -3.43%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -5.00%   -42.45%  -12.67%   -0.06%     N/A       -5.66%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/15/84)                 -28.67%   -42.60%  -13.16%   -1.71%   -3.00%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -28.93%   -43.06%  -13.79%   -2.46%   -3.74%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -29.07%   -43.11%  -13.85%   -2.48%     N/A       -6.58%
--------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   -28.52%   -42.36%  -12.73%   -1.19%     N/A       -1.23%
--------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 -28.77%   -42.61%     N/A      N/A      N/A      -20.12%
--------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 -28.60%   -42.46%     N/A      N/A      N/A      -19.91%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  -28.59%   -42.33%  -12.85%   -1.45%   -2.77%        N/A
--------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 -28.46%   -42.26%     N/A      N/A      N/A      -19.65%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/15/84)                 -32.81%   -45.92%  -14.85%   -2.87%   -3.49%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -32.43%   -45.86%  -14.94%   -2.85%   -3.74%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -29.77%   -43.67%  -13.85%   -2.48%     N/A       -6.58%
--------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total fund expenses
----------------------------------------
Class A                     1.45%
----------------------------------------
Class B                     2.21%
----------------------------------------
Class C                     2.21%
----------------------------------------
Class I                     0.97%
----------------------------------------
Class R2                    1.77%
----------------------------------------
Class R3                    1.52%
----------------------------------------
Class R4                    1.26%
----------------------------------------
Class R5                    1.02%
----------------------------------------




* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
6  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   4.4%
------------------------------------------------
Belgium                                     1.6%
------------------------------------------------
Brazil                                      0.3%
------------------------------------------------
Canada                                      1.6%
------------------------------------------------
China                                       1.4%
------------------------------------------------
France                                     10.3%
------------------------------------------------
Germany                                     8.4%
------------------------------------------------
Hong Kong                                   4.1%
------------------------------------------------
Ireland                                     0.9%
------------------------------------------------
Israel                                      0.5%
------------------------------------------------
Japan                                      17.8%
------------------------------------------------
Netherlands                                 4.1%
------------------------------------------------
Portugal                                    0.6%
------------------------------------------------
Singapore                                   1.0%
------------------------------------------------
Korea                                       1.1%
------------------------------------------------
Spain                                       2.6%
------------------------------------------------
Switzerland                                10.9%
------------------------------------------------
Taiwan                                      0.7%
------------------------------------------------
United Kingdom                             25.7%
------------------------------------------------
Other(2)                                    2.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Nestle (Switzerland)                        2.8%
------------------------------------------------
Roche Holding (Switzerland)                 2.7%
------------------------------------------------
BG Group (United Kingdom)                   2.7%
------------------------------------------------
Total (France)                              2.4%
------------------------------------------------
Vodafone Group (United Kingdom)             2.4%
------------------------------------------------
Allianz (Germany)                           1.7%
------------------------------------------------
British American Tobacco (United Kingdom)   1.6%
------------------------------------------------
Credit Suisse Group (Switzerland)           1.5%
------------------------------------------------
Reckitt Benckiser Group (United Kingdom)    1.4%
------------------------------------------------
Toyota Motor (Japan)                        1.4%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  962.60        $ 8.61         1.77%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.02        $ 8.85         1.77%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  959.10        $12.34         2.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.20        $12.67         2.54%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  959.40        $12.29         2.53%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.25        $12.62         2.53%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  966.10        $ 5.41         1.11%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.29        $ 5.56         1.11%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  963.90        $ 9.11         1.87%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.52        $ 9.35         1.87%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  964.40        $ 7.74         1.59%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.91        $ 7.95         1.59%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  964.40        $ 6.87         1.41%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.80        $ 7.05         1.41%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  965.50        $ 5.36         1.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.34        $ 5.51         1.10%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -3.74% for Class A, -4.09% for Class B, -4.06% for Class C, -3.39% for Class I, -3.61% for Class R2, -3.56% for Class R3, -3.56% for Class R4 and -3.45% for Class R5.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.4%)
Australia & New Zealand Banking Group                   167,834            $1,938,735
BHP Billiton                                             98,051             2,369,989
CSL                                                     103,192             2,580,467
Macquarie Group                                          53,304(d)          1,296,542
Newcrest Mining                                         125,212(d)          2,723,574
QBE Insurance Group                                     163,377             2,586,364
Rio Tinto                                                23,490             1,099,544
                                                                      ---------------
Total                                                                      14,595,215
-------------------------------------------------------------------------------------

BELGIUM (1.6%)
Colruyt                                                  23,360             5,324,990
-------------------------------------------------------------------------------------

BRAZIL (0.3%)
Cia Vale do Rio Doce ADR                                 65,720               902,336
-------------------------------------------------------------------------------------

CANADA (1.6%)
Canadian Pacific Railway                                 52,000             1,861,816
First Uranium                                           200,000             1,076,640
Suncor Energy                                           100,000             2,518,030
                                                                      ---------------
Total                                                                       5,456,486
-------------------------------------------------------------------------------------

CHINA (1.4%)
China Life Insurance Series H                           463,000             1,633,963
Industrial & Commercial Bank of China Series
 H                                                    5,011,000             2,883,787
                                                                      ---------------
Total                                                                       4,517,750
-------------------------------------------------------------------------------------

FRANCE (10.2%)
Air Liquide                                              36,147             2,958,838
ALSTOM                                                   50,632             3,205,125
BNP Paribas                                              55,991             2,982,348
Essilor Intl                                             80,654             3,494,449
LVMH Moet Hennessy Louis Vuitton                         38,824             2,948,564
Sanofi-Aventis                                           63,837(d)          3,697,627
Societe Generale                                         57,823(d)          2,996,904
Total                                                   181,420             9,205,938
Vivendi                                                  85,767(d)          2,323,337
                                                                      ---------------
Total                                                                      33,813,130
-------------------------------------------------------------------------------------

GERMANY (8.3%)
Allianz                                                  69,329(d)          6,398,395
BMW                                                      53,450             1,856,740
Daimler                                                  84,242(d)          3,026,166
E.ON                                                    114,342(d)          3,879,699
Fresenius Medical Care & Co                             129,537(d)          5,099,821
Linde                                                    32,985             2,633,443
SAP                                                      77,829             2,989,427
Wincor Nixdorf                                           31,848(d)          1,601,547
                                                                      ---------------
Total                                                                      27,485,238
-------------------------------------------------------------------------------------

HONG KONG (4.0%)
China Mobile                                            200,500             1,741,139
China Overseas Land & Investment                      2,239,120             3,952,459
Esprit Holdings                                         390,000             2,407,967
Hong Kong Exchanges and Clearing                        190,700             2,224,452
Li & Fung                                             1,093,600             3,104,453
                                                                      ---------------
Total                                                                      13,430,470
-------------------------------------------------------------------------------------

IRELAND (0.9%)
CRH                                                     113,899             2,994,966
-------------------------------------------------------------------------------------

ISRAEL (0.5%)
Teva Pharmaceutical Inds ADR                             38,537             1,691,389
-------------------------------------------------------------------------------------

JAPAN (17.6%)
AIR WATER                                                50,000               410,248
AMADA                                                    79,000               484,741
Asahi Breweries                                          22,800               286,275
Bridgestone                                              50,100               741,853
Canon                                                    78,900             2,360,622


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Central Japan Railway                                        51              $301,555
Daito Trust Construction                                 13,600               564,144
DENSO                                                    18,000               421,708
eAccess                                                     420               273,471
East Japan Railway                                       32,400             1,827,037
FamilyMart                                               58,100             1,596,882
FANUC                                                    12,500(d)            896,307
FUJIFILM Holdings                                        26,500               671,914
Fujitsu                                                 135,000               575,057
Honda Motor                                              63,100(d)          1,820,703
Hoya                                                     32,300               555,919
INPEX                                                        32               202,193
JFE Holdings                                             29,700               805,765
Kansai Electric Power                                    35,400               721,650
Kao                                                      27,000               506,871
KDDI                                                        169               757,594
Kissei Pharmaceutical                                     7,000               134,961
Kobe Steel                                              182,000               299,029
Komatsu                                                 101,400(d)          1,253,629
Konica Minolta Holdings                                  41,500               337,559
Kubota                                                   47,000               280,287
Kurita Water Inds                                        12,600               304,141
Kyocera                                                   8,800               680,088
Makita                                                   31,000(d)            708,983
Mitsubishi                                               44,200               676,903
Mitsubishi Electric                                      94,000               496,699
Mitsubishi Estate                                        86,000             1,119,057
Mitsubishi Heavy Inds                                   108,000               351,606
Mitsubishi UFJ Financial Group                          547,100             2,968,575
Mitsui & Co                                             102,500             1,079,068
Mitsui Fudosan                                           33,000(d)            413,676
Mitsui OSK Lines                                        100,000(d)            568,971
Mizuho Financial Group                                  297,300(d)            621,140
Murata Mfg                                               28,800             1,159,606
NGK Spark Plug                                           21,000               201,909
Nidec                                                    34,000             1,865,536
Nikon                                                    46,000               606,030
Nintendo                                                  4,500             1,200,772
Nippon Oil                                               53,000               275,753
Nippon Telegraph & Telephone                             37,300             1,392,144
Nippon Yusen Kabushiki Kaisha                            97,000               395,481
Nomura Holdings                                          84,300               503,582
NTT DoCoMo                                                  783             1,087,952
Obayashi                                                 59,000               289,618
Ono Pharmaceutical                                       28,400             1,203,988
Oracle Japan                                              6,800(d)            239,313
Osaka Gas                                                89,000               282,528
Pacific Golf Group Intl Holdings                            668               276,755
Ricoh                                                    53,000(d)            646,650
SECOM                                                    16,800               620,209
Seven & I Holdings                                       67,400             1,520,959
Shin-Etsu Chemical                                       42,500             2,051,744
Shionogi & Co                                           103,000             1,770,657
Showa Denko                                             189,000               283,695
SMC                                                       1,900               184,992
Sumitomo                                                135,600             1,173,103
Sumitomo Metal Mining                                    28,000(d)            312,376
Sumitomo Mitsui Financial Group                          31,400             1,082,770
Takeda Pharmaceutical                                    14,500               514,711
Tokio Marine Holdings                                    42,000             1,105,386
Tokyo Gas                                               164,000               622,075
Toyota Motor                                            139,300             5,439,254
Trend Micro                                              20,500               620,620
UBE Inds                                                 81,000               151,979
Yahoo! Japan                                              1,308(d)            326,473
                                                                      ---------------
Total                                                                      58,485,501
-------------------------------------------------------------------------------------

NETHERLANDS (4.0%)
ING Groep                                               256,926             2,409,258
Koninklijke (Royal) KPN                                 437,299             5,271,368
Koninklijke Ahold                                       365,300             4,027,848
Unilever                                                 85,209             1,694,237
                                                                      ---------------
Total                                                                      13,402,711
-------------------------------------------------------------------------------------

PORTUGAL (0.6%)
Jeronimo Martins                                        328,029(d)          1,857,933
-------------------------------------------------------------------------------------

SINGAPORE (1.0%)
DBS Group Holdings                                      292,500             1,878,168
Keppel                                                  356,000(d)          1,438,919
                                                                      ---------------
Total                                                                       3,317,087
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOUTH KOREA (1.1%)
Samsung Electronics                                       4,434            $2,047,685
Shinhan Financial Group                                  64,591(b)          1,597,266
                                                                      ---------------
Total                                                                       3,644,951
-------------------------------------------------------------------------------------

SPAIN (2.6%)
Banco Santander                                         429,338             4,130,550
Telefonica                                              235,774             4,496,080
                                                                      ---------------
Total                                                                       8,626,630
-------------------------------------------------------------------------------------

SWITZERLAND (10.8%)
Credit Suisse Group                                     141,810             5,541,715
Nestle                                                  319,507(d)         10,458,989
Roche Holding                                            80,484            10,190,133
SGS                                                       1,776             2,002,737
Syngenta                                                 24,476(d)          5,254,230
UBS                                                     181,047(b)          2,530,198
                                                                      ---------------
Total                                                                      35,978,002
-------------------------------------------------------------------------------------

TAIWAN (0.7%)
Hon Hai Precision Industry                              779,400             2,253,733
-------------------------------------------------------------------------------------

UNITED KINGDOM (25.5%)
Admiral Group                                           104,943             1,414,429
Aggreko                                                 164,497             1,406,679
Amlin                                                   399,791             2,133,775
BAE Systems                                             561,242             2,974,716
BG Group                                                629,761            10,183,690
BP                                                      398,082             2,841,705
British American Tobacco                                255,366             6,192,289
Burberry Group                                          383,789             2,305,302
Diageo                                                  192,477             2,315,147
HSBC Holdings                                           753,092             5,353,658
Intertek Group                                          159,253             2,405,596
J Sainsbury                                             390,698             1,910,389
Kingfisher                                              681,007             1,875,025
Next                                                     72,973             1,765,181
Prudential                                              508,074             2,956,003
Reckitt Benckiser Group                                 137,227             5,414,668
Rio Tinto                                                83,131             3,411,761
RSA Insurance Group                                   2,504,596             4,861,616
Shire                                                   211,269             2,658,394
Standard Chartered                                      230,336             3,605,427
Tesco                                                   865,638             4,318,502
Tullow Oil                                              261,419             3,119,254
Vodafone Group                                        4,883,741             9,010,071
                                                                      ---------------
Total                                                                      84,433,277
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $376,196,830)                                                     $322,211,795
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               6,691,242(e)         $6,691,242
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,691,242)                                                         $6,691,242
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (14.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     49,397,320           $49,397,320
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $49,397,320)                                                       $49,397,320
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $432,285,392)(f)                                                  $378,300,357
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Aerospace & Defense                           0.9%            $2,974,716
Auto Components                               0.4              1,365,470
Automobiles                                   3.7             12,142,863
Beverages                                     0.8              2,601,422
Biotechnology                                 0.8              2,580,467
Capital Markets                               3.0              9,872,037
Chemicals                                     4.1             13,744,177
Commercial Banks                              9.6             32,039,328
Commercial Services & Supplies                0.6              2,026,888
Computers & Peripherals                       0.7              2,176,604
Construction & Engineering                    0.1                289,618
Construction Materials                        0.9              2,994,966
Distributors                                  0.9              3,104,453
Diversified Financial Services                1.4              4,633,710
Diversified Telecommunication
  Services                                    3.4             11,159,592
Electric Utilities                            1.4              4,601,349
Electrical Equipment                          1.1              3,701,824
Electronic Equipment, Instruments &
  Components                                  2.2              7,186,796
Food & Staples Retailing                      6.2             20,557,503
Food Products                                 3.7             12,153,226
Gas Utilities                                 0.3                904,603
Health Care Equipment & Supplies              1.0              3,494,449
Health Care Providers & Services              1.5              5,099,821
Hotels, Restaurants & Leisure                 0.1                276,755
Household Durables                            0.2                708,983
Household Products                            1.8              5,921,539
Industrial Conglomerates                      0.4              1,438,919
Insurance                                     7.0             23,089,931
Internet Software & Services                  0.2                599,944
Leisure Equipment & Products                  0.2                606,030
Machinery                                     1.1              3,755,703
Marine                                        0.3                964,452
Media                                         0.7              2,323,337
Metals & Mining                               3.9             13,001,014
Multiline Retail                              0.5              1,765,181
Office Electronics                            1.0              3,344,831
Oil, Gas & Consumable Fuels                   8.5             28,346,563
Pharmaceuticals                               6.6             21,861,860
Professional Services                         1.3              4,408,333
Real Estate Management & Development          1.8              6,049,336
Road & Rail                                   1.2              3,990,408


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Semiconductors & Semiconductor
  Equipment                                   0.6%            $2,047,685
Software                                      1.5              5,050,132
Specialty Retail                              1.3              4,282,992
Textiles, Apparel & Luxury Goods              1.6              5,253,866
Tobacco                                       1.9              6,192,289
Trading Companies & Distributors              0.9              2,929,074
Wireless Telecommunication Services           3.8             12,596,756
Other(1)                                     16.9             56,088,562
------------------------------------------------------------------------
Total                                                       $378,300,357
------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                      CURRENCY TO BE        CURRENCY TO BE        UNREALIZED     UNREALIZED
EXCHANGE DATE            DELIVERED             RECEIVED          APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------
May 5, 2009                    90,000                   60,959       $128                $--
                     Singapore Dollar              U.S. Dollar
--------------------------------------------------------------------------------------------
May 5, 2009                   335,318                  225,000         --             (2,434)
                          U.S. Dollar            British Pound
--------------------------------------------------------------------------------------------
May 5, 2009                 1,000,800                  750,000         --             (8,289)
                          U.S. Dollar   European Monetary Unit
--------------------------------------------------------------------------------------------
Total                                                                $128           $(10,723)
--------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.


--------------------------------------------------------------------------------
14  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $432,285,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $20,029,000
     Unrealized depreciation                         (74,014,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(53,985,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $378,300,357           $--        $--      $378,300,357
Other financial
  instruments*                        --       (10,595)        --           (10,595)
-----------------------------------------------------------------------------------
Total                       $378,300,357      $(10,595)       $--      $378,289,762
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
16  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $376,196,830)             $ 322,211,795
  Affiliated money market fund (identified cost $6,691,242)            6,691,242
  Investments of cash collateral received for securities on loan
    (identified cost $49,397,320)                                     49,397,320
--------------------------------------------------------------------------------
Total investments in securities (identified cost $432,285,392)       378,300,357
Foreign currency holdings (identified cost $1,034,822)                 1,042,567
Capital shares receivable                                                301,625
Dividends and accrued interest receivable                              2,960,294
Receivable for investment securities sold                              8,203,083
Unrealized appreciation on forward foreign currency contracts                128
--------------------------------------------------------------------------------
Total assets                                                         390,808,054
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   332,170
Payable for investment securities purchased                            9,208,369
Payable upon return of securities loaned                              49,397,320
Unrealized depreciation on forward foreign currency contracts             10,723
Accrued investment management services fees                                7,164
Accrued distribution fees                                                  2,101
Accrued transfer agency fees                                               2,577
Accrued administrative services fees                                         722
Accrued plan administration services fees                                      1
Other accrued expenses                                                   157,371
--------------------------------------------------------------------------------
Total liabilities                                                     59,118,518
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 331,689,536
--------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $     543,038
Additional paid-in capital                                           719,942,181
Undistributed net investment income                                    3,053,820
Accumulated net realized gain (loss)                                (337,955,672)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (53,893,831)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 331,689,536
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  47,617,881
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
18  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $213,189,654           34,925,238                       $6.10(1)
Class B                     $ 22,106,046            3,684,321                       $6.00
Class C                     $  1,815,777              307,755                       $5.90
Class I                     $ 94,376,812           15,354,099                       $6.15
Class R2                    $      5,195                  838                       $6.20
Class R3                    $      3,074                  496                       $6.20
Class R4                    $    189,901               30,541                       $6.22
Class R5                    $      3,077                  496                       $6.20
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.47. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  6,281,042
Interest                                                                     36
Income distributions from affiliated money market fund                   15,409
Fee income from securities lending                                      102,588
  Less foreign taxes withheld                                          (677,523)
-------------------------------------------------------------------------------
Total income                                                          5,721,552
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,467,366
Distribution fees
  Class A                                                               268,757
  Class B                                                               114,207
  Class C                                                                 8,997
  Class R2                                                                    9
  Class R3                                                                    4
Transfer agency fees
  Class A                                                               434,168
  Class B                                                                48,903
  Class C                                                                 3,754
  Class R2                                                                    1
  Class R4                                                                   41
Administrative services fees                                            128,013
Plan administration services fees
  Class R2                                                                    5
  Class R3                                                                    4
  Class R4                                                                  205
Compensation of board members                                             5,638
Custodian fees                                                           70,380
Printing and postage                                                     54,605
Registration fees                                                        29,365
Professional fees                                                        21,182
Other                                                                     6,410
-------------------------------------------------------------------------------
Total expenses                                                        2,662,014
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (92)
-------------------------------------------------------------------------------
Total net expenses                                                    2,661,922
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       3,059,630

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(89,281,820)
  Foreign currency transactions                                         (17,999)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (89,299,819)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         70,921,680
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (18,378,139)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(15,318,509)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  3,059,630  $   9,841,204
Net realized gain (loss) on investments                                 (89,299,819)   (12,816,064)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     70,921,680   (297,266,660)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (15,318,509)  (300,241,520)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,677,493)    (3,580,745)
    Class B                                                                (342,205)            --
    Class C                                                                 (37,640)        (2,207)
    Class I                                                              (2,569,064)    (1,475,608)
    Class R2                                                                    (92)           (33)
    Class R3                                                                   (103)           (46)
    Class R4                                                                 (5,693)        (4,181)
    Class R5                                                                   (112)           (63)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (9,632,402)    (5,062,883)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 19,933,179  $  47,238,648
  Class B shares                                                          1,824,218      6,160,677
  Class C shares                                                            320,760        759,316
  Class I shares                                                         26,835,665     15,518,168
  Class R2 shares                                                             2,021             --
  Class R4 shares                                                            30,959         56,966
Reinvestment of distributions at net asset value
  Class A shares                                                          6,510,561      3,505,552
  Class B shares                                                            333,747             --
  Class C shares                                                             36,537          2,171
  Class I shares                                                          2,568,878      1,475,409
  Class R4 shares                                                             5,693          4,181
Payments for redemptions
  Class A shares                                                        (43,765,998)  (103,889,267)
  Class B shares                                                         (4,890,523)   (25,515,027)
  Class C shares                                                           (351,548)    (1,032,936)
  Class I shares                                                         (2,614,521)   (15,677,847)
  Class R4 shares                                                            (2,690)      (201,571)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         6,776,938    (71,595,560)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (18,173,973)  (376,899,963)
Net assets at beginning of period                                       349,863,509    726,763,472
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $331,689,536  $ 349,863,509
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  3,053,820  $   9,626,592
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.52       $11.83        $9.54        $7.66        $6.58
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .17(b)       .07(b)       .06          .05
Net gains (losses) (both realized and
 unrealized)                                          (.29)       (5.40)        2.34         1.91         1.06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.24)       (5.23)        2.41         1.97         1.11
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)        (.08)        (.12)        (.09)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.10        $6.52       $11.83        $9.54        $7.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $213         $248         $520         $464         $408
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.77%(e)     1.45%        1.34%        1.48%        1.53%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.77%(e)     1.45%        1.34%        1.48%        1.52%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.76%(e)     1.68%         .63%         .76%         .75%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%          79%          93%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (3.74%)(i)  (44.46%)      25.52%       25.98%       16.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.34       $11.50        $9.27        $7.44        $6.42
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .10(b)      (.01)(b)       --           --
Net gains (losses) (both realized and
 unrealized)                                          (.29)       (5.26)        2.28         1.86         1.02
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.26)       (5.16)        2.27         1.86         1.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)          --         (.04)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.00        $6.34       $11.50        $9.27        $7.44
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $22          $27          $72          $77          $81
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.54%(e)     2.21%        2.11%        2.25%        2.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.54%(e)     2.21%        2.11%        2.25%        2.29%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .96%(e)      .98%        (.10%)        .01%         .01%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%          79%          93%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (4.09%)(i)  (44.87%)      24.56%       25.07%       15.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.27       $11.39        $9.19        $7.40        $6.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .09(b)      (.01)(b)       --           --
Net gains (losses) (both realized and
 unrealized)                                          (.28)       (5.20)        2.27         1.84         1.02
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.25)       (5.11)        2.26         1.84         1.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.01)        (.06)        (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.90        $6.27       $11.39        $9.19        $7.40
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2           $4           $3           $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.53%(e)     2.21%        2.10%        2.25%        2.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.53%(e)     2.21%        2.10%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.04%(e)      .91%        (.12%)       (.01%)        .02%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%          79%          93%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (4.06%)(i)  (44.92%)      24.66%       24.93%       16.03%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.60       $11.97        $9.64        $7.75        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .21(b)       .12(b)       .11          .09
Net gains (losses) (both realized and
 unrealized)                                          (.30)       (5.45)        2.38         1.92         1.07
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.22)       (5.24)        2.50         2.03         1.16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.13)        (.17)        (.14)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.15        $6.60       $11.97        $9.64        $7.75
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $94          $73         $131         $105          $50
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.11%(e)      .97%         .88%         .99%         .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.61%(e)     2.14%        1.13%        1.22%        1.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%          79%          93%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.39%)(f)  (44.18%)      26.22%       26.50%       17.58%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $6.62       $11.98       $10.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .16          .03
Net gains (losses) (both realized and
 unrealized)                                          (.31)       (5.45)        2.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.24)       (5.29)        2.07
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)        (.07)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.20        $6.62       $11.98
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.87%(f)     1.77%        1.68%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.77%(f)     1.52%        1.68%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.33%(f)     1.61%         .36%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.61%)(i)  (44.40%)      20.81%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited)

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $6.64       $12.01       $10.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .19          .06
Net gains (losses) (both realized and
 unrealized)                                          (.29)       (5.47)        2.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.23)       (5.28)        2.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.21)        (.09)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.20        $6.64       $12.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.59%(f)     1.52%        1.44%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.46%(f)     1.27%        1.44%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.14%(f)     1.86%         .61%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.56%)(i)  (44.24%)      21.11%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.68       $12.06        $9.72        $7.70        $6.62
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .18(b)       .09(b)       .09          .05
Net gains (losses) (both realized and
 unrealized)                                          (.30)       (5.46)        2.39         1.93         1.07
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.23)       (5.28)        2.48         2.02         1.12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.10)        (.14)          --         (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.22        $6.68       $12.06        $9.72        $7.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--           $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.41%(e)     1.26%        1.18%        1.29%        1.33%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.30%(e)     1.01%        1.18%        1.29%        1.33%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.41%(e)     1.77%         .85%        1.02%        1.04%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%          79%          93%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.56%)(h)  (44.08%)      25.85%       26.23%       16.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $6.65       $12.06       $10.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .21          .11
Net gains (losses) (both realized and
 unrealized)                                          (.29)       (5.49)        2.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.22)       (5.28)        2.15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.13)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.20        $6.65       $12.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.10%(f)     1.02%         .93%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.51%(f)     2.11%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%          78%          84%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.45%)(g)  (44.21%)      21.63%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle International Opportunity Fund (the Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R3 and Class R5 shares. At April 30, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 28% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
32  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
34  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts;

--------------------------------------------------------------------------------
36  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $196,273 for the six months April 30, 2009. The management fee for the six

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

months April 30, 2009 was 0.91% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the asset of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months April 30, 2009, other expenses paid to this company were $1,361.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.


--------------------------------------------------------------------------------
38  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $857,000 and $31,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $79,392 for Class A, $10,531 for Class B and $152 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.77%
Class R3............................................  1.46
Class R4............................................  1.30




--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The waived/reimbursed fees and expenses for plan administration services fee at the class level were as follows:

Class R2............................................  $ 2
Class R3............................................    2
Class R4............................................   88


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.30%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $4,198 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $155,512,219 and $159,337,140 respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
40  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                        ----------------------------------------------------------
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 3,308,273    1,043,359     (7,512,689)      (3,161,057)
Class B                   311,195       54,268       (864,957)        (499,494)
Class C                    55,851        6,049        (62,965)          (1,065)
Class I                 4,393,655      410,364       (470,673)       4,333,346
Class R2                      342           --             --              342
Class R4                    4,963          898           (465)           5,396
----------------------------------------------------------------------------------


                                         YEAR ENDED OCT. 31, 2008
                        ----------------------------------------------------------
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 4,839,962      327,622    (10,996,114)      (5,828,530)
Class B                   630,719           --     (2,718,869)      (2,088,150)
Class C                    82,839          210       (112,214)         (29,165)
Class I                 1,520,622      136,865     (1,545,670)         111,817
Class R4                    5,794          383        (20,555)         (14,378)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At April 30, 2009, securities valued at $47,617,881 were on loan, secured

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


by cash collateral of $49,578,792 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $102,588 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $69,240,410 and $66,314,596, respectively, for the six months April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB) (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other

--------------------------------------------------------------------------------
42  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $246,866,293 at Oct. 31, 2008, that if not offset by capital gains will expire as follows:

    2009            2010           2011           2016
$137,301,860    $59,231,998    $38,262,972    $12,069,463


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four

--------------------------------------------------------------------------------
44  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and RiverSource Investments' processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by

--------------------------------------------------------------------------------
48  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fee charged to the Fund to fees charged to other client accounts of the investment manager (or Subadviser) (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                              S-6340 AA (6/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date July 2, 2009